      As filed with the Securities and Exchange Commission on June 29, 2000
                                            1933 Act:  Registration No.  33-2524
                                            1940 Act:  Registration No. 811-4448

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
                                                                   ---

                       Pre-Effective Amendment No.    [   ]
                                                   --  ---
                      Post-Effective Amendment No. 41 [ X ]
                                                   --  ---

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                       ---

                             Amendment No. 34 [ X ]
                                           --  ---
                        (Check appropriate box or boxes.)

                         PAINEWEBBER MASTER SERIES, INC.
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:

                             ELINOR W. GAMMON, ESQ.
                           Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.;
                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post Effective Amendment.

It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to Rule 485(b)
[X] On June 30, 2000 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485 (a)(1)
[ ] On ______________ pursuant to Rule 485 (a)(1)
[ ] 75 days after filing pursuant to Rule 485(a)(2)
[ ] On ______________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Class A, B and C Shares of Common Stock of PaineWebber Money Market Fund.

PAINEWEBBER
MONEY MARKET FUND


                          --------------------------

                                   PROSPECTUS

                               JUNE 30, 2000

                          --------------------------


This prospectus offers Class A, Class B and Class C shares of PaineWebber Money Market Fund solely through exchange for shares of the corresponding class of other PaineWebber funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                             ---------------------
                         PaineWebber Money Market Fund

                                    Contents

                                    THE FUND

    -------------------------------------------------------------------

What every investor
should know about                 3                   Investment Objective,
                                                      Strategies and Risks

the fund
                                  4

                                  5                   Performance


                                  6
                                                      Expenses and Fee Tables

                                                      More About Risks and
                                                      Investment
                                                      Strategies

                                YOUR INVESTMENT

    -------------------------------------------------------------------

Information for                   8                   Managing Your Fund
managing your fund                                    Account
account                                               --Flexible Pricing
                                                      --Buying Shares
                                                      --Selling Shares
                                                      --Exchanging Shares
                                                      --Pricing and Valuation

                             ADDITIONAL INFORMATION

    -------------------------------------------------------------------

Additional important                                  Management
information about                 12


the fund                          13                  Dividends and Taxes


                                  14                  Financial Highlights

    -------------------------------------------------------------------

Where to learn                                        Back Cover

more about the fund

                         The fund is not a complete or
                          balanced investment program.


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                                       2

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                             ---------------------
                         PaineWebber Money Market Fund

                         PaineWebber Money Market Fund

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Mitchell Hutchins considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk free. The principal risks presented by the fund are:

 . Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

 . Interest Rate Risk -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

 . Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

Information on the fund's recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

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                                       3

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                             ---------------------
                         PaineWebber Money Market Fund


                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class B shares because they have the longest performance history of any class of fund shares. The bar chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON CLASS B SHARES


                                 [GRAPH]

                        CALENDAR YEAR    TOTAL RETURN

                            1990            6.98%
                            1991            4.61%
                            1992            1.80%
                            1993            1.13%
                            1994            2.81%
                            1995            4.29%
                            1996            3.60%
                            1997            3.82%
                            1998            3.83%
                            1999            3.59%



Total return January 1 to March 31, 2000 -- 1.07%

Best quarter during years shown: 4th quarter, 1990 -- 2.26%

Worst quarter during years shown: 3rd quarter, 1993 -- 0.22%

AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 1999

                                                    CLASS A  CLASS B*   CLASS C
CLASS                                               (7/1/91) (9/26/86) (7/14/92)
(INCEPTION DATE)                                    -------- --------- ---------
One Year...........................................  4.19%    (1.41)%    2.62%
Five Years.........................................  4.95%      3.48%    3.80%
Ten Years..........................................    N/A      3.63%     N/A
Life of Class......................................  3.98%      4.17%    3.17%

--------

* Assumes conversion of Class B shares to Class A shares after six years.

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                                       4
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                             ---------------------
                         PaineWebber Money Market Fund


                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                         CLASS A CLASS B CLASS C
                                                         ------- ------- -------
Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price)..............................  None    None    None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
(as a % of offering price)..............................  None       5%      1%
Exchange Fee............................................  None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                         CLASS A CLASS B CLASS C
                                                         ------- ------- -------
Management Fees.........................................  0.50%   0.50%   0.50%
Distribution and/or Service (12b-1) Fees................  0.25    0.75    0.75
Other Expenses..........................................  0.29    0.25    0.28
                                                          ----    ----    ----
Total Annual Fund Operating Expenses....................  1.04%   1.50%   1.53%
                                                          ====    ====    ====

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   Class A.....................................   $106   $331   $  574   $1,271
   Class B (assuming sales of all shares at end
    of period).................................    653    774    1,018    1,553
   Class B (assuming no sales of shares).......    153    474      818    1,553
   Class C (assuming sales of all shares at end
    of period).................................    256    483      834    1,824
   Class C (assuming no sales of shares).......    156    483      834    1,824

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                                       5

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                             ---------------------
                         PaineWebber Money Market Fund


                               MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. In addition, Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.


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                                       6

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                             ---------------------
                         PaineWebber Money Market Fund

                                Your Investment

                          MANAGING YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

FLEXIBLE PRICING

The fund offers three classes of shares--Class A, Class B and Class C--solely through exchange for shares of the corresponding class of other PaineWebber funds. No front-end sales charge is imposed when fund shares are acquired through an exchange, and no contingent deferred sales charge is imposed when shares of another PaineWebber fund are exchanged for the fund's shares.

The fund and the other PaineWebber funds that use the Flexible Pricing system have adopted plans under rule 12b-1 for their Class A, Class B and Class C shares that allow each fund to pay service fees for services provided to shareholders and (for Class B and Class C shares) distribution fees for the sale of its shares. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES

Class A shares of the fund have no front-end sales charge because they are acquired through an exchange for Class A shares of another PaineWebber fund. Class A shares of other PaineWebber funds generally have a front-end sales charge that is included in their offering price and is not invested in a fund. Class A shares of the fund pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

You may have to pay a 1% contingent deferred sales charge when you sell Class A shares of the fund if:

 . The front-end sales charge was waived for the Class A shares you exchanged for fund shares because your initial purchase was $1 million or more and

 . You sell your Class A shares of the fund within one year of the initial purchase date for the Class A shares that you later exchanged for fund shares.

This deferred sales charge would be 1% of the lesser of the offering price of the Class A shares initially purchased or the net asset value of the Class A shares of the fund at the time of sale. We will not impose the deferred sales charge on Class A shares representing reinvestment of dividends or on withdrawals in the first year after purchase of up to 12% of the value of your Class A shares under the Systematic Withdrawal Plan.

NOTE: If you want information on the fund's Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you initially purchase Class B shares of a PaineWebber fund, we invest 100% of your purchase, and no deferred sales charge is imposed when you exchange those shares for Class B shares of the fund. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

The fund's Class B shares pay an annual 12b-1 distribution fee of 0.50% of average net assets, as

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                                       7
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                             ---------------------
                         PaineWebber Money Market Fund

well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years after the initial purchase date for the original Class B shares that you later exchanged for fund shares, they will automatically convert to Class A shares of the fund. Class A shares have lower ongoing expenses.

You will pay a deferred sales charge if you sell Class B shares before the end of six years (four years for fund shares acquired in certain exchanges for Class B shares of PaineWebber Low Duration U.S. Government Income Fund). We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares initially purchased or the net asset value of the Class B shares of the fund at the time of sale by the percentage shown below:

SALES OF FUND SHARES ACQUIRED THROUGH AN EXCHANGE FOR SHARES OF PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

                         PERCENTAGE BY WHICH THE
IF YOU SELL                 SHARES' NET ASSET
SHARES WITHIN:            VALUE IS MULTIPLIED:
--------------           -----------------------
1st year since purchase             3%
2nd year since purchase             2
3rd year since purchase             2
4th year since purchase             1
5th year since purchase           None

SALES OF FUND SHARES ACQUIRED THROUGH AN EXCHANGE FOR SHARES OF PAINEWEBBER ENHANCED S&P 500 FUND

                         PERCENTAGE BY WHICH THE
IF YOU SELL                 SHARES' NET ASSET
SHARES WITHIN:            VALUE IS MULTIPLIED:
--------------           -----------------------
1st year since purchase             3%
2nd year since purchase             3
3rd year since purchase             2
4th year since purchase             2
5th year since purchase             1
6th year since purchase             1
7th year since purchase           None

The above schedules apply only if the exchanged shares would have been subject to the same lower deferred sales charge schedule if you sold them rather than exchanging them for Class B shares of the fund.

SALES OF FUND SHARES ACQUIRED THROUGH AN EXCHANGE FOR SHARES OF ANY OTHER PAINEWEBBER FUND

                         PERCENTAGE BY WHICH THE
IF YOU SELL                 SHARES' NET ASSET
SHARES WITHIN:            VALUE IS MULTIPLIED:
--------------           -----------------------
1st year since purchase             5%
2nd year since purchase             4
3rd year since purchase             3
4th year since purchase             2
5th year since purchase             2
6th year since purchase             1
7th year since purchase           None


We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

 . First, Class B shares representing reinvested dividends, and

 . Second, Class B shares that you have owned the longest.

SALES CHARGE WAIVERS. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

 . You participate in the Systematic Withdrawal Plan;

 . You are older than 59 1/2 and are selling shares to take a distribution from certain types of retirement plans;

 . You receive a tax-free return of an excess IRA contribution;

 . You receive a tax-qualified retirement plan distribution following retirement; or

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                                       8
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                             ---------------------
                         PaineWebber Money Market Fund


 . The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship.

NOTE: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you initially purchase Class C shares of a PaineWebber fund, we invest 100% of your purchase in that fund's shares.

The fund's Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you initially purchased the Class C shares that you later exchanged for fund shares. The deferred sales charge will be either 0.75% or 1.00%, depending on the deferred sales charge that would have applied to the initially purchased Class C shares. We calculate the deferred sales charge on sales of Class C shares by multiplying 0.75% or 1.00% (as applicable) by the lesser of the net asset value of the Class C shares initially purchased or the net asset value of the Class C shares of the fund at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

You may be eligible to sell your Class C shares without paying a contingent deferred sales charge if you are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets.

NOTE: If you think you qualify for this sales charge waiver, you may need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the fund's Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares by asking your Financial Advisor to exchange shares of another PaineWebber fund for shares of the corresponding class of the fund. Otherwise, you may acquire fund shares by writing to the funds' transfer agent, PFPC Inc., and requesting an exchange of shares of another PaineWebber fund for shares of the corresponding class of the fund. You must make your exchange request to the transfer agent in writing and include:

 . Your name and address;

 . The name of the fund and class of shares you are selling to purchase shares of Money Market Fund;

 . Your account number;

 . How much you are exchanging (by dollar amount or by number of shares to be sold); and


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                                       9
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                             ---------------------
                         PaineWebber Money Market Fund

 . A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent and the funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:
 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

If you wish to invest in other PaineWebber funds, you can do so by:

 . Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

 . Obtaining an application from the transfer agent by calling 1-800-647-1568 and mailing the completed application with a check to: PFPC Inc., Attn:
  PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899; or

 . Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

You may exchange shares of another PaineWebber fund for shares of Money Market Fund only after the purchase has settled and the other fund has received your payment.

The fund and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:

To open an account......................................................... None
To add to an account....................................................... None

The fund may impose minimum investment requirements at any time.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C and last, Class B.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

 . Your name and address;

 . The fund's name;

 . The fund account number;

 . The dollar amount or number of shares you want to sell; and

 . A guarantee of each registered owner's signature. (See "Buying Shares" for information on obtaining a signature guarantee).

Mail the letter to:
 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

Within three business days after receipt of the request, sales proceeds (less any applicable

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                                       10
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                             ---------------------
                         PaineWebber Money Market Fund

contingent deferred sales charge) will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder.

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. The fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of the fund for shares of the same class of most other PaineWebber funds.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you initially purchased the exchanged shares to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

PAINEWEBBER AND CORRESPONDENT FIRM CLIENTS. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your Financial Advisor.

OTHER INVESTORS. If you are not a PaineWebber or correspondent firm client, you may exchange your shares by writing to the fund's transfer agent. You must include:

 . Your name and address;

 . The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

 . Your account number;

 . How much you are exchanging (by dollar amount or by number of shares to be sold); and

 . A guarantee of your signature. (See "Buying Shares" for information on obtaining a signature guarantee.)

Mail the letter to:
 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

The fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund calculates net asset value on days that the New York Stock Exchange
(NYSE) is open. The fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good

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                                       11
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                             ---------------------
                         PaineWebber Money Market Fund

                          ADDITIONAL INFORMATION

                                MANAGEMENT

--------------------------------------------------------------------------------

Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a deferred sales charge may be applied when you sell Class B or Class C shares.

INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114 and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On May 31, 2000, Mitchell Hutchins was adviser or sub-adviser of 31 investment companies with 76 separate portfolios and aggregate assets of approximately $52.7 billion.

ADVISORY FEES

The fund paid advisory and administration fees to Mitchell Hutchins for the most recent fiscal year at the annual contract rate of 0.50% of its average daily net assets.

OTHER INFORMATION

The fund has received an exemptive form from the SEC to permit the board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. The fund's shareholders must approve this policy before the board may implement it. As of the date of this Prospectus, the fund's shareholders have not been asked to do so.

                                  -----------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             ---------------------
                         PaineWebber Money Market Fund



--------------------------------------------------------------------------------

                            DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have lower dividends than Class A shares.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash. Shares earn dividends on the day they are purchased but not on the day they are sold.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash and are expected to be taxed as ordinary income.

If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

The fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares so long as the fund maintains a share price of $1.00.

                                  -----------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             ---------------------
                         PaineWebber Money Market Fund


                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return' represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial statements, are included in the fund's Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.

                                                   CLASS A
                                   -------------------------------------------
                                             FOR THE YEARS ENDED
                                   -------------------------------------------
                                             FEBRUARY 28 OR 29,
                                   -------------------------------------------
                                    2000     1999     1998     1997     1996
                                   -------  -------  -------  -------  -------
Net asset value, beginning of
 year............................. $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                   -------  -------  -------  -------  -------
Net investment income.............   0.042    0.042    0.042    0.040    0.046
Dividends from net investment
 income...........................  (0.042)  (0.042)  (0.042)  (0.040)  (0.046)
                                   -------  -------  -------  -------  -------
Net asset value, end of year...... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                   =======  =======  =======  =======  =======
Total investment return(1)........    4.32%    4.32%    4.33%    4.11%    4.69%
                                   =======  =======  =======  =======  =======
Ratios/Supplemental data:
Net assets, end of year (000's)... $24,236  $60,267  $12,983  $11,808  $23,735
Expenses to average net assets....    1.04%    1.17%    1.41%    1.42%    1.31%
Net investment income to average
 net assets.......................    4.31%    4.29%    4.29%    4.09%    4.68%

--------

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each year reported, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included.

                                  -----------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             ---------------------
                         PaineWebber Money Market Fund

                              FINANCIAL HIGHLIGHTS

                                (continued)

--------------------------------------------------------------------------------

                CLASS B                                    CLASS C
-------------------------------------------  ----------------------------------------
          FOR THE YEARS ENDED                        FOR THE YEARS ENDED
-------------------------------------------  ----------------------------------------
          FEBRUARY 28 OR 29,                          FEBRUARY 28 OR 29,
-------------------------------------------  ----------------------------------------
 2000     1999     1998     1997     1996     2000     1999     1998    1997    1996
-------  -------  -------  -------  -------  -------  -------  ------  ------  ------
$  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00  $ 1.00  $ 1.00
-------  -------  -------  -------  -------  -------  -------  ------  ------  ------
  0.037    0.037    0.037    0.035    0.041    0.037    0.037   0.037   0.034   0.041
 (0.037)  (0.037)  (0.037)  (0.035)  (0.041)  (0.037)  (0.037) (0.037) (0.034) (0.041)
-------  -------  -------  -------  -------  -------  -------  ------  ------  ------
$  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00  $ 1.00  $ 1.00
 ======  =======  =======  =======  =======  =======  =======  ======  ======  ======
   3.80%    3.79%    3.81%    3.60%    4.18%    3.81%    3.81%   3.78%   3.50%   4.14%
 ======  =======  =======  =======  =======  =======  =======  ======  ======  ======
$57,003  $18,782  $14,715  $18,389  $26,592  $13,418  $12,962  $5,308  $5,504  $5,754
   1.50%    1.73%    1.90%    1.90%    1.79%    1.53%    1.70%   1.95%   1.99%   1.79%
   3.91%    3.75%    3.78%    3.55%    4.17%    3.79%    3.80%   3.76%   3.47%   4.27%

                                  -----------
--------------------------------------------------------------------------------

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8900. You can get text-only copies of information about the fund:

 . For a fee, by electronic request
  at publicinfo@sec.gov or by writing the
  SEC's Public Reference Room,
  Washington, D.C. 20549-0102; or

 . Free, from the EDGAR Database on the
  SEC's Internet website at:
  http://www.sec.gov

PaineWebber Master Series, Inc.

--PaineWebber Money Market Fund

Investment Company Act File No. 811-4448

(C)2000 PaineWebber Incorporated.

All rights reserved.


PAINEWEBBER

MONEY MARKET FUND
Prospectus

--------------------------------------------------------------------------------

June 30, 2000

                        PAINEWEBBER MONEY MARKET FUND

                             51 West 52nd Street
                      New York, New York 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     PaineWebber Money Market Fund is a diversified series of PaineWebber Master Series, Inc., a professionally managed open-end investment company ("Corporation").

     The fund's investment adviser, administrator and distributor is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the fund, Mitchell Hutchins has appointed PaineWebber to serve as dealer for the sale of fund shares.

     Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report by calling toll-free 1-800-647-1568.

     This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated June 30, 2000. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-647-1568. This SAI is dated June 30, 2000.



                                TABLE OF CONTENTS
                                                                                    Page
                                                                                    ----
The Fund and Its Investment Policies................................................   2

The Fund's Investments, Related Risks and Limitations...............................   2

Organization of the Corporation; Directors and Officers; Principal Holders
    and Management Ownership of Securities..........................................   9
Investment Advisory, Administration and Distribution
    Arrangements....................................................................  16
Portfolio Transactions..............................................................  19
Additional Exchange and Redemption Information; Reduced Sales Charges;
    Other Services..................................................................  20
Conversion of Class B Shares........................................................  23
Valuation of Shares.................................................................  24
Performance Information.............................................................  24
Taxes...............................................................................  27
Other Information...................................................................  27
Financial Statements................................................................. 28

                    THE FUND AND ITS INVESTMENT POLICIES


     The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

     The fund's investment objective is to provide maximum current income consistent with liquidity and conservation of capital. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks,
(3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities. The fund maintains a dollar-weighted average portfolio duration of 90 days or less.

     The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven days.

     The fund may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). Eligible Securities include securities rated in one of the two highest short-term ratings categories by at least two nationally recognized statistical rating agencies ("rating agencies") or rated in one of the two highest short-term ratings categories by a single rating agency if only that rating agency has assigned the obligation a short-term rating. The fund also may rely on the short-term rating and credit quality of a guarantee of a security (including bond insurance, letters of credit or an unconditional demand feature) or the issuer of the guarantee to determine whether the security is an Eligible Security. Eligible Securities also include unrated securities that Mitchell Hutchins determines to be of comparable quality to rated securities that so qualify.

     "Second Tier Securities" are Eligible Securities that are not rated in the highest short-term ratings category by the requisite rating agencies or determined by Mitchell Hutchins to be of comparable quality and do not otherwise qualify for treatment as "First Tier Securities" under Rule 2a-7. (A definition of First Tier Securities is set forth below.) The fund may invest no more than 5% of its total assets in Second Tier Securities and may invest no more than the greater of 1% of its total assets or $1 million in Second Tier Securities of a single issuer. Although the fund may invest in Second Tier Securities of U.S. companies, it does not purchase commercial paper of foreign companies, governments and similar entities falling into this category. Further, the fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar denominated obligations of foreign issuers.

     The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies.

            THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

        YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS. The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by the fund, an issue may cease to be rated or its rating may be reduced. If a security in the fund's portfolio ceases to be a First Tier Security (as defined below) or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security is either (1) rated in the highest short-term rating category by at least two rating agencies, (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

     U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     ASSET-BACKED SECURITIES. The fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

     VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. The fund's investment in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The fund will purchase variable and floating rate securities of non-U.S. Government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

     Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     VARIABLE AMOUNT MASTER DEMAND NOTES. The fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

     INVESTING IN FOREIGN SECURITIES. The fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

     CREDIT AND LIQUIDITY ENHANCEMENTS. The fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and effect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.


     Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment.

Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

     The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.

     Mitchell Hutchins also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceeds its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required immediately to dispose of illiquid securities under these circumstances, and Mitchell Hutchins, with the concurrence of the board, may determine that it is in the best interests of the fund and its shareholders to continue to hold the illiquid securities.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts."

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Fund's Investments, Related Risks and Limitations--Segregated Accounts." A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile.

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other money market funds, subject to limitations under the Investment Company Act. Among other things, these limitations currently restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

     LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing the fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the fund's securities lending program.

     SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, and reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to its obligation or commitment under such transactions.

   INVESTMENT LIMITATIONS OF THE FUND

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (2), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     The fund will not:

     (1) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

     The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries, and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

     (2) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     The following interpretation applies to, but is not part of, this fundamental restriction: the fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

     (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (7) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing value of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     The fund will not:

     (1) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                  ORGANIZATION OF THE CORPORATION; DIRECTORS
                      AND OFFICERS; PRINCIPAL HOLDERS AND
                   MANAGEMENT OWNERSHIP OF SECURITIES

     The Corporation was organized on October 29, 1985 as a Maryland corporation and has two operating series. The Corporation has authority to issue 10 billion shares of common stock, par value $.001 per share. One billion of those shares are classified as shares of the fund. The Corporation is governed by a board of directors, which oversees the fund's operations. The board also is authorized to establish additional series.

     The directors and executive officers of the Corporation, their ages, business addresses and principal occupations during the past five years are:

       NAME AND ADDRESS; AGE            POSITION WITH CORPORATION       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------            -------------------------       ----------------------------------------
Margo N. Alexander*+ 53                  Director and President         Mrs. Alexander is Chairman (since March
                                                                        1999), chief executive officer and a
                                                                        director of Mitchell Hutchins (since
                                                                        January 1995), and an executive vice
                                                                        president and a director of PaineWebber
                                                                        (since March 1984). Mrs. Alexander is
                                                                        president and a director or trustee of
                                                                        31 investment companies for which
                                                                        Mitchell Hutchins, PaineWebber or one of
                                                                        their affiliates serves as investment
                                                                        adviser.


Richard Q. Armstrong; 65                        Director                Mr. Armstrong is chairman and principal
R.Q.A. Enterprises                                                      of R.Q.A. Enterprises (management
One Old Church Road                                                     consulting firm) (since April 1991 and
Unit #6                                                                 principal occupation since March 1995).
Greenwich, CT 06830                                                     Mr. Armstrong was chairman of the board,
                                                                        chief executive officer and co-owner of
                                                                        Adirondack Beverages (producer and
                                                                        distributor of soft drinks and
                                                                        sparkling/still waters) (October
                                                                        1993-March 1995). He was a partner of
                                                                        The New England Consulting Group
                                                                        (management consulting firm) (December
                                                                        1992-September 1993). He was managing
                                                                        director of LVMH U.S. Corporation (U.S.
                                                                        subsidiary of the French luxury goods
                                                                        conglomerate, Louis Vuitton Moet
                                                                        Hennessey Corporation) (1987-1991) and
                                                                        chairman of its wine and spirits
                                                                        subsidiary, Schieffelin & Somerset
                                                                        Company (1987-1991). Mr. Armstrong is a
                                                                        director or trustee of 30 investment
                                                                        companies for which Mitchell Hutchins,
                                                                        PaineWebber or one of their affiliates
                                                                        serves as investment adviser.

       NAME AND ADDRESS; AGE            POSITION WITH CORPORATION       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------            -------------------------       ----------------------------------------
E. Garrett Bewkes, Jr.**+; 73         Director and Chairman of the   Mr.  Bewkes is a director of Paine Webber Group
                                           Board of Directors        Inc.   ("PW   Group")   (holding   company   of
                                                                     PaineWebber  and Mitchell  Hutchins).  Prior to
                                                                     1996,  he was a consultant  to PW Group.  As of
                                                                     May  1,  1999  he  serves  as a  consultant  to
                                                                     PaineWebber.  Prior  to 1988,  he was  chairman
                                                                     of the  board,  president  and chief  executive
                                                                     officer  of  American  Bakeries  Company.   Mr.
                                                                     Bewkes is a  director  of  Interstate  Bakeries
                                                                     Corporation.   Mr.  Bewkes  is  a  director  or
                                                                     trustee of 39  investment  companies  for which
                                                                     Mitchell Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.
Richard R. Burt; 53                             Director             Mr.  Burt  is  chairman  of IEP  Advisors,  LLP
1275 Pennsylvania Ave, N.W.                                          (international   investments   and   consulting
Washington, D.C.  20004                                              firm)  (since  March  1994)  and a  partner  of
                                                                     McKinsey  &  Company   (management   consulting
                                                                     firm)  (since  1991).  He is also a director of
                                                                     Archer-Daniels-Midland     Co.    (agricultural
                                                                     commodities),   Hollinger   International   Co.
                                                                     (publishing),   Homestake  Mining  Corp.  (gold
                                                                     mining),   six  investment   companies  in  the
                                                                     Deutsche Bank family of funds,  nine investment
                                                                     companies  in  the  Flag  Investors  family  of
                                                                     funds,  The Central European Fund, Inc. and The
                                                                     Germany  Fund,  Inc.,  vice  chairman of Anchor
                                                                     Gaming  (provides   technology  to  gaming  and
                                                                     wagering   industry)   (since  July  1999)  and
                                                                     chairman  of  Weirton  Steel  Corp.  (makes and
                                                                     finishes  steel  products)  (since April 1996).
                                                                     He was the chief  negotiator  in the  Strategic
                                                                     Arms  Reduction  Talks with the  former  Soviet
                                                                     Union  (1989-1991)  and the U.S.  Ambassador to
                                                                     the Federal  Republic  of Germany  (1985-1989).
                                                                     Mr.  Burt  is  a  director  or  trustee  of  30
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.
Mary C. Farrell**+; 50                          Director             Ms.  Farrell  is a  managing  director,  senior
                                                                     investment   strategist   and   member  of  the
                                                                     Investment  Policy  Committee  of  PaineWebber.
                                                                     Ms. Farrell joined  PaineWebber in 1982. She is
                                                                     a member of the Financial  Women's  Association
                                                                     and Women's Economic  Roundtable and appears as
                                                                     a regular  panelist  on Wall  $treet  Week with
                                                                     Louis  Rukeyser.  She also  serves on the Board
                                                                     of  Overseers  of New York  University's  Stern
                                                                     School of Business.  Ms.  Farrell is a director
                                                                     or  trustee  of  29  investment  companies  for
                                                                     which Mitchell Hutchins,  PaineWebber or one of
                                                                     their affiliates serves as investment adviser.

       NAME AND ADDRESS; AGE            POSITION WITH CORPORATION       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------            -------------------------       ----------------------------------------
Meyer Feldberg; 58                              Director             Mr.   Feldberg   is  Dean  and   Professor   of
Columbia University                                                  Management of the Graduate  School of Business,
101 Uris Hall                                                        Columbia  University.  Prior  to  1989,  he was
New York, NY  10027                                                  president   of  the   Illinois   Institute   of
                                                                     Technology.  Dean  Feldberg  is also a director
                                                                     of  Primedia,   Inc.  (publishing),   Federated
                                                                     Department    Stores,    Inc.    (operator   of
                                                                     department    stores)    and    Revlon,    Inc.
                                                                     (cosmetics).  Dean  Feldberg  is a director  or
                                                                     trustee of 36  investment  companies  for which
                                                                     Mitchell Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.
George W. Gowen; 70                             Director             Mr.  Gowen  is a  partner  in the  law  firm of
666 Third Avenue                                                     Dunnington,  Bartholow  & Miller.  Prior to May
New York, NY  10017                                                  1994,  he was a  partner  in the  law  firm  of
                                                                     Fryer,  Ross & Gowen.  Mr.  Gowen is a director
                                                                     or  trustee  of  36  investment  companies  for
                                                                     which Mitchell Hutchins,  PaineWebber or one of
                                                                     their affiliates serves as investment adviser.
Frederic V. Malek; 62                           Director             Mr.   Malek  is  chairman  of  Thayer   Capital
1455 Pennsylvania Ave, N.W.                                          Partners   (merchant   bank)  and  chairman  of
Suite 350                                                            Thayer   Hotel   Investors   II   and   Lodging
Washington, D.C.  20004                                              Opportunities     Fund    (hotel     investment
                                                                     partnerships).  From  January  1992 to November
                                                                     1992,  he was campaign  manager of  Bush-Quayle
                                                                     '92.  From 1990 to 1992,  he was vice  chairman
                                                                     and,  from 1989 to 1990,  he was  president  of
                                                                     Northwest  Airlines Inc. and NWA Inc.  (holding
                                                                     company of Northwest  Airlines Inc.).  Prior to
                                                                     1989,   he  was   employed   by  the   Marriott
                                                                     Corporation   (hotels,   restaurants,   airline
                                                                     catering and contract  feeding),  where he most
                                                                     recently was an executive  vice  president  and
                                                                     president of Marriott  Hotels and Resorts.  Mr.
                                                                     Malek   is   also   a    director    of   Aegis
                                                                     Communications, Inc. (tele-services),  American
                                                                     Management    Systems,     Inc.     (management
                                                                     consulting and computer related  services),  CB
                                                                     Richard  Ellis,  Inc.  (real estate  services),
                                                                     FPL Group,  Inc.  (electric  services),  Global
                                                                     Vacation Group (packaged vacations),  HCR/Manor
                                                                     Care, Inc.  (health care),  SAGA Systems,  Inc.
                                                                     (software   company)  and  Northwest   Airlines
                                                                     Inc.  Mr.  Malek is a director or trustee of 30
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

       NAME AND ADDRESS; AGE            POSITION WITH CORPORATION       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------            -------------------------       ----------------------------------------
Carl W. Schafer; 64                             Director             Mr.   Schafer  is  president  of  the  Atlantic
66 Witherspoon Street, #1100                                         Foundation  (charitable  foundation  supporting
Princeton, NJ  08542                                                 mainly     oceanographic     exploration    and
                                                                     research).  He is a  director  of Labor  Ready,
                                                                     Inc. (temporary  employment),  Roadway Express,
                                                                     Inc.  (trucking),  The Guardian Group of Mutual
                                                                     Funds,  the  Harding,   Loevner  Funds,   Evans
                                                                     Systems,  Inc. (motor fuels,  convenience store
                                                                     and diversified  company),  Electronic Clearing
                                                                     House,     Inc.     (financial     transactions
                                                                     processing),   Frontier  Oil   Corporation  and
                                                                     Nutraceutix,   Inc.  (biotechnology   company).
                                                                     Prior to January  1993,  he was chairman of the
                                                                     Investment  Advisory  Committee  of the  Howard
                                                                     Hughes  Medical  Institute.  Mr.  Schafer  is a
                                                                     director or trustee of 30 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.
Brian M. Storms*+; 45                           Director             Mr.  Storms is  president  and chief  operating
                                                                     officer  of  Mitchell   Hutchins  (since  March
                                                                     1999).  Mr.  Storms was president of Prudential
                                                                     Investments   (1996-1999).   Prior  to  joining
                                                                     Prudential,  he  was  a  managing  director  at
                                                                     Fidelity   Investments.   Mr.   Storms   is   a
                                                                     director or trustee of 30 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.
T. Kirkham Barneby*; 54                      Vice President          Mr.  Barneby is a managing  director  and chief
                                                                     investment officer--quantitative  investments of
                                                                     Mitchell  Hutchins.   Mr.  Barneby  is  a  vice
                                                                     president  of seven  investment  companies  for
                                                                     which Mitchell Hutchins,  PaineWebber or one of
                                                                     their affiliates serves as investment adviser.
Thomas Disbrow***; 34                      Vice President and        Mr.  Disbrow  is a first vice  president  and a
                                           Assistant Treasurer       senior  manager  of  the  mutual  fund  finance
                                                                     department  of  Mitchell  Hutchins.   Prior  to
                                                                     November  1999,  he  was a  vice  president  of
                                                                     Zweig/Glaser  Advisers.  Mr.  Disbrow is a vice
                                                                     president   and   assistant   treasurer  of  31
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

       NAME AND ADDRESS; AGE            POSITION WITH CORPORATION       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------            -------------------------       ----------------------------------------
John J. Lee***; 31                         Vice President and        Mr.  Lee is a vice  president  and a manager of
                                           Assistant Treasurer       the mutual fund finance  department of Mitchell
                                                                     Hutchins.  Prior to September  1997,  he was an
                                                                     audit   manager  in  the   financial   services
                                                                     practice  of Ernst & Young  LLP.  Mr.  Lee is a
                                                                     vice  president and  assistant  treasurer of 31
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as an investment adviser.
Kevin J. Mahoney***; 34                    Vice President and        Mr.  Mahoney  is a first vice  president  and a
                                           Assistant Treasurer       senior  manager  of  the  mutual  fund  finance
                                                                     department of Mitchell Hutchins. From August 1996
                                                                     through March 1999, he was the manager of the mutual
                                                                     fund internal control group of Salomon Smith Barney.
                                                                     Prior to August 1996, he was an associate and
                                                                     assistant treasurer of BlackRock Financial
                                                                     Management L.P. Mr. Mahoney is a vice president and
                                                                     assistant treasurer of 31 investment companies for
                                                                     which Mitchell Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.


Dennis McCauley*; 53                         Vice President          Mr.  McCauley is a managing  director and chief
                                                                     investment  officer--fixed  income  of  Mitchell
                                                                     Hutchins.  Mr.  McCauley is a vice president of
                                                                     21  investment  companies  for  which  Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.
Ann E. Moran***; 42                        Vice President and        Ms. Moran is a vice  president and a manager of
                                           Assistant Treasurer       the mutual fund finance  department of Mitchell
                                                                     Hutchins.  Ms.  Moran is a vice  president  and
                                                                     assistant treasurer of 31 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.
Dianne E. O'Donnell**; 48             Vice President and Secretary   Ms.  O'Donnell is a senior vice  president  and
                                                                     deputy  general  counsel of Mitchell  Hutchins.
                                                                     Ms.   O'Donnell   is  a  vice   president   and
                                                                     secretary of 31 investment  companies for which
                                                                     Mitchell Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.
Susan Ryan*; 40                              Vice President          Ms.  Ryan  is a  senior  vice  president  and a
                                                                     portfolio  manager of  Mitchell  Hutchins.  Ms.
                                                                     Ryan  is a vice  president  of  six  investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser

       NAME AND ADDRESS; AGE            POSITION WITH CORPORATION       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------            -------------------------       ----------------------------------------
Paul H. Schubert***; 37               Vice President and Treasurer   Mr.  Schubert  is a senior vice  president  and
                                                                     director of the mutual fund finance  department
                                                                     of Mitchell  Hutchins.  Mr.  Schubert is a vice
                                                                     president   and   treasurer  of  31  investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser.
Nirmal Singh*; 44                            Vice President          Mr.  Singh is a  senior  vice  president  and a
                                                                     portfolio  manager of  Mitchell  Hutchins.  Mr.
                                                                     Singh is a vice  president  of four  investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser.
Barney A. Taglialatela***; 39              Vice President and        Mr.  Taglialatela  is a  vice  president  and a
                                           Assistant Treasurer       manager of the mutual fund  finance  department
                                                                     of Mitchell  Hutchins.  Mr.  Taglialatela  is a
                                                                     vice  president and  assistant  treasurer of 31
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.
Mark A. Tincher*; 44                         Vice President          Mr.  Tincher is a managing  director  and chief
                                                                     investment    officer--equities    of   Mitchell
                                                                     Hutchins.  Mr.  Tincher is a vice  president of
                                                                     10  investment  companies  for  which  Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.
Keith A. Weller**; 38                      Vice President and        Mr.  Weller  is  a  first  vice  president  and
                                           Assistant Secretary       associate    general    counsel   of   Mitchell
                                                                     Hutchins.  Mr.  Weller is a vice  president and
                                                                     assistant secretary of 30 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.

-------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

+ Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the fund and the Corporation as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

     The Corporation pays each board member who is not an "interested person" of the Corporation $1,000 annually for the fund and $1,500 annually for the Corporation's second series and an additional amount up to $150 per series for each board meeting and each separate meeting of a board committee. Therefore, the Corporation pays each such trustee $2,500 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the Corporation and the fund, the Corporation requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Corporation for acting as a board member or officer.

     The table below includes certain information relating to the compensation of the current board members who held office with the Corporation or with other PaineWebber funds during the periods indicated:

                              COMPENSATION TABLE+


                                    AGGREGATE          TOTAL COMPENSATION FROM
                                COMPENSATION FROM      THE CORPORATION AND THE
NAME OF PERSON, POSITION           CORPORATION*              FUND COMPLEX**

Richard Q. Armstrong,                 $ 4,060                   $104,650
    Director
Richard R. Burt,                        4,060                    102,850
    Director
Meyer Feldberg,                         4,060                    119,650
    Director
George W. Gowen,                        4,830                    119,650
    Director
Frederic V. Malek,                      4,060                    104,650
    Director
Carl W. Schafer,                        4,000                    104,650
    Director

--------------------
+ Only independent board members are compensated by the Corporation and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation.

* Represents fees paid to each board member from the Corporation indicated for the fiscal year ended February 29, 2000.

** Represents total compensation paid during the calendar year ended December 31, 1999 to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES



     As of May 31, 2000, directors and officers owned in the aggregate less than 1% of the outstanding shares of any class of the fund.

         As of May 31, 2000, the following shareholders are shown in Money Market Fund's records as owning 5% or more of a class of its shares.

Name and Address*                                       Percentage of Shares
                                                    Beneficially Owned as of May
                                                                   31, 2000
Class A
RBC Dominion Securities Corp.                                       6.12%
As Agent for Royal Bank of Canada
MVP II, Ltd.                                                        7.60%
Attn: Mr. Ed Rodier
Western Wire Products Co.                                           5.74%
Attn: Gene B. Young
Class C

Name and Address*                             Percentage of Shares Beneficially
                                                   Owned as of May 31, 2000

Class C

Bing So Md Inc. Employees Qualified Money Purchase P/TR            10.60%
So Bing T & May So TTEE

Thomas A. Wertheim                                                  5.23%

-------------------

* The shareholders listed above may be contacted c/o Mitchell Hutchins Asset Management Inc., 51 West 52nd Street, New York, NY 10019-6114.



        INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator to the fund pursuant to a contract ("Advisory Contract") with the Corporation. Under the Advisory Contract, the fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.50% of its average daily net assets.

     During the fiscal years ended February 29, 2000, February 28, 1999 and February 28, 1998, the fund paid (or accrued) investment advisory and administrative fees of $474,438, $314,378 and $202,449, respectively.



     Under the terms of the Advisory Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Corporation not readily identifiable as belonging to the fund or to the Corporation's other series are allocated among series by or under the direction of the board in such manner as the board deems fair and equitable. Expenses borne by the fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members and officers who are not interested persons (as defined in the Investment Company Act) of the Corporation or Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Corporation or fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents;
(12) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (13) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (14) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (15) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (16) the cost of investment company literature and other publications provided to board members and officers; and
(17) costs of mailing, stationery and communications equipment.

     Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Corporation or the fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Corporation.

         TRANSFER AGENCY-RELATED SERVICES. PFPC Inc. ("PFPC"), the fund's transfer agent, (not the fund) pays PaineWebber for certain transfer agency-related services that PFPC has delegated to PaineWebber. Prior to August 1, 1997, PaineWebber provided certain services to the fund not otherwise provided by PFPC. Pursuant to a separate agreement between PaineWebber and the Corporation relating to those services, PaineWebber earned (or accrued) $5,548 for the period March 1, 1997 to July 31, 1997.

         SECURITIES LENDING. During the fiscal years ended February 29, 2000, February 28, 1999 and February 28, 1998, the fund paid (or accrued) no fees to PaineWebber for its services as securities lending agent.

         NET ASSETS. The following table shows the approximate net assets as of May 31, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.


                                                                      NET ASSETS
                   INVESTMENT CATEGORY                                  ($MIL)
                   -------------------                                  ------

Domestic (excluding Money Market)...........................          $ 9,269.6
Global......................................................            4,658.6
Equity/Balanced.............................................            9,676.7
Fixed Income (excluding Money Market).......................            4,251.5
   Taxable Fixed Income.....................................            2,858.1
   Tax-Free Fixed Income....................................            1,393.4
Money Market Funds..........................................           38,814.8


     PERSONAL TRADING POLICIES. The fund, its investment adviser and its principal underwriter have adopted a code of ethics under rule 17j-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

     DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of the fund under separate distribution contracts with the Corporation (collectively, "Distribution Contracts"). Each Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. Under separate dealer agreements between Mitchell Hutchins and PaineWebber relating to each class of shares of the fund (collectively, "PW Dealer Agreements"), PaineWebber and its correspondent firms sell the fund's shares. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114 and PaineWebber is located at 1285 Avenue of the Americas, New York, New York 10019.

     Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the fund adopted by the Corporation in the manner prescribed under Rule 12b-1 under the Investment Company Act (each, respectively, the "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), the fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan, the fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.50% of the average daily net assets of the Class B shares. Under the Class C Plan, the fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.50% of the average daily net assets of the Class C shares.

     Mitchell Hutchins uses the service fees under the Plans for Class A, B and C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the fund by PaineWebber clients. PaineWebber then compensates its Financial Advisors for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts. These expenses may include the costs of the PaineWebber branch office in which the Financial Advisor is based, such as rent, communications equipment, employee salaries and other overhead costs.

     Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to offset the fund's marketing costs attributable to those classes, such as the preparation, printing and distribution of sales literature and advertising and printing and distributing prospectuses and other shareholder materials to prospective investors. PaineWebber also may use distribution fees to pay additional compensation to PaineWebber and other costs allocated to Mitchell Hutchins' and PaineWebber's distribution activities, including employee salaries and bonuses and other overhead expenses. These expenses may include the branch office costs noted above. Because fund shares may be acquired only through an exchange of shares of other PaineWebber funds, Mitchell Hutchins does not pay commissions to PaineWebber for selling fund shares.

     Mitchell Hutchins receives the proceeds of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

     The Plans and the related Distribution Contracts for Class A, Class B and Class C shares specify that the fund must pay service and distribution fees to Mitchell Hutchins as compensation for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the fund. Annually, the board reviews the Plans and Mitchell Hutchins' corresponding expenses for each class of fund shares separately from the Plans and expenses of the other classes.

     Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those board members who are not "interested persons" of the Corporation and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of the fund and (4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Corporation shall be committed to the discretion of the board members who are not "interested persons" of that Corporation.

     In reporting amounts expended under the Plans to the board members, Mitchell Hutchins allocates expenses attributable to the sale of each class of the fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of the fund's shares will not be used to subsidize the sale of any other class of fund shares.

     During the fiscal year ended February 29, 2000, the fund paid (or accrued) service and/or distribution fees to Mitchell Hutchins under the Plans as follows: Class A -- $96,157, Class B -- $318,755 and Class C -- $104,451.

     Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to the fund during the fiscal year ended February 29, 2000:

                                                  CLASS A     CLASS B   CLASS C
                                                  -------     -------   -------

Marketing and advertising...............          $51,755     $51,896   $18,474
Amortization of commissions.............                0     166,957    27,158
Printing of prospectuses and statements of
additional information..................              224         527       124

                                                  CLASS A     CLASS B    CLASS C
                                                  -------     -------    -------
Branch network costs allocated and
interest expense........................           72,688      94,734     26,548

Service fees paid to PaineWebber
Financial Advisors......................           37,510      41,438     13,579


     "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the fund's shares, including the PaineWebber retail branch system.

     In approving the Class A Plan, the board considered all the features of the distribution system, including (1) the benefit to the fund and its shareholders of the fund being available as an exchange vehicle for the Class A shares of other PaineWebber funds such that Class A fund shares could be exchanged with Class A shares of other PaineWebber funds without an initial sales charge being incurred, (2) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (3) the services provided to the fund and its shareholders by Mitchell Hutchins, (4) the services provided by PaineWebber pursuant to the PW Dealer Agreement with Mitchell Hutchins and (5) Mitchell Hutchins' shareholder service-related expenses and costs.

     In approving the Class B Plan, the board of the fund considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the benefit to the fund and its shareholders of the fund being available as an exchange vehicle for shares of the corresponding class of other PaineWebber funds such that Class B fund shares could be exchanged with shares of the corresponding class of other PaineWebber funds without a contingent deferred sales charge being incurred, (3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to the PW Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs.

     In approving the Class C Plan, the board considered all the features of the distribution system, including (1) the benefit to the fund and its shareholders of the fund being available as an exchange vehicle for shares of the corresponding class of other PaineWebber funds, (2) the advantage to investors in paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and do not face contingent deferred sales charges if the shares are held for more than one year, would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth to the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (5) the services provided to the fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to the PW Dealer Agreement with Mitchell Hutchins and
(7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption after one year following purchase, was conditioned upon its expectation of being compensated under the Class C Plan.

     With respect to each Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.

     Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended February 29, 2000:

                     Class A......................   $118,182

                     Class B......................   282,683

                     Class C......................    11,019



                             PORTFOLIO TRANSACTIONS

     The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.


     For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.


     Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.


     During the fiscal years ended February 29, 2000, February 28, 1999 and February 28, 1998, the fund paid no brokerage commissions. Therefore, the fund has not allocated any brokerage transactions for research, analysis, advice and similar services.

     Investment decisions for the fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount according to a formula deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.

     As of February 29, 2000, the fund owned securities issued by the following company which is a regular broker-dealer for the fund:

                     ISSUER                     TYPE OF SECURITY         VALUE
                     ------                     ----------------         -----

  Morgan (J.P.) & Company Inc.                  Commercial Paper     $2,992,775


                       ADDITIONAL EXCHANGE AND REDEMPTION
               INFORMATION; REDUCED SALES CHARGES; OTHER SERVICES

     WAIVERS OF CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

     PURCHASES OF CLASS A SHARES THROUGH THE PAINEWEBBER INSIGHTONE/SM/ PROGRAM. Investors who purchase shares through the PaineWebber InsightOneSM Program are eligible to buy Class A shares of the PaineWebber funds without a sales load and may exchange those shares for Class A shares of the fund. The PaineWebber InsightOneSM Program offers a non-discretionary brokerage account to PaineWebber clients for an asset-based fee at an annual rate of up to 1.50% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions or other markups/markdowns.

     ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, shares of the fund may be exchanged for shares of the corresponding class of most other PaineWebber funds.

     Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange privilege, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.

     If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by it and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

     The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

     SERVICE ORGANIZATIONS. The fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. The fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

     SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their PaineWebber Mutual Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

     . Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

     . Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

     Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the plan). Shareholders who elect to receive dividends in cash may not participate in the plan.

     An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate), less aggregate redemptions made other than pursuant to the plan, is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, PaineWebber will arrange for redemption by the fund of sufficient fund shares to provide the withdrawal payments specified by participants in the systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or the funds' transfer agent, PFPC Inc. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber Financial Advisors, correspondent firms or PFPC at 1-800-647-1568.

     INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs in which purchases of shares of PaineWebber mutual funds and other investments may be made are available through PaineWebber. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

     TRANSFER OF ACCOUNTS. If investors holding shares of the fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN/SM/;
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(R) (RMA)(R)

     Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA account holders"). The Plan allows an RMA account holder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

     To participate in the Plan, an investor must be an RMA account holder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA account holder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

     The terms of the Plan, or an RMA account holder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

     PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

     PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

     . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

     . comprehensive year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

     . automatic "sweep" of uninvested cash into the RMA account holder's choice of one of the six RMA money market funds--RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.;

     . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA account holders can code their checks to classify expenditures;

     . Gold MasterCard, with or without a line of credit, which provides RMA account holders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting account holders to remain invested for a longer period of time;

     . unlimited electronic funds transfers and a bill payment service for an additional fee;

     . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

     . expanded account protection for the net equity securities balance in the event of the liquidation of PaineWebber. This protection does not apply to shares of funds that are held at PFPC and not through PaineWebber; and

     . automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

     The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                          CONVERSION OF CLASS B SHARES

     Class B shares will automatically convert to Class A shares, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean the date of issuance of the original Class B shares of the PaineWebber mutual fund that were exchanged (directly or through a series of exchanges) for the fund's Class B shares. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares of the fund or of those other PaineWebber mutual funds are held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

     The conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition will not continue to be met.

                               VALUATION OF SHARES

     The fund determines its net asset value separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Net asset value will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

     The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

     In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

     The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

     TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

   P(1 + T)/n/  = ERV
  where      P  = a hypothetical initial payment of $1,000 to purchase shares of a specified class
             T = average annual total return of shares of that class n = number of years
           ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends are assumed to have been reinvested at net asset value.

     The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Contingent deferred sales charges are not taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

     Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

     The following tables show performance information for each class of the fund's shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.


CLASS                                      CLASS A        CLASS B       CLASS C
-----                                      -------        -------       -------
(INCEPTION DATE)                         (07/01/91)     (09/26/86)    (07/14/92)
----------------                         ----------     ----------    ----------

Year ended February 29, 2000:
         Standardized Return*............     4.32%       (1.23)%         2.80%
         Non-Standardized Return.........     4.32%         3.77%         3.80%
Five Years ended February 29, 2000:
         Standardized Return*............     4.38%         3.54%         3.87%
         Non-Standardized Return.........     4.38%         3.89%         3.87%
Ten Years ended February 29, 2000:
         Standardized Return.............       N/A         3.64%           N/A
         Non-Standardized Return.........       N/A         3.64%           N/A
Inception to February 29, 2000:
         Standardized Return*............     4.00%         4.17%         3.20%
         Non-Standardized Return.........     4.00%         4.17%         3.20%

--------------
* All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period.


        CALCULATION OF YIELD. The fund computes its yield and effective yield quotations for each class of shares using standardized methods required by the SEC. The fund from time to time advertises for each class of shares (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent, and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7), and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)/365/7/] - 1

     For the seven days ended February 29, 2000, the yield and effective yield of the fund's shares was as follows:

                                              YIELD    EFFECTIVE YIELD
                                              -----    ---------------
     Class A Shares.......................    4.72%              4.83%
     Class B Shares.......................    4.27%              4.36%
     Class C Shares.......................    4.28%              4.37%



     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each class of shares of the fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

     OTHER INFORMATION. The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or Morningstar Mutual Funds ("Morningstar") or with the performance of recognized stock and other indices, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney World Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

     The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

     The fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on the fund investment are reinvested by being paid in additional fund shares, any future income of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment would increase more quickly than if dividends had been paid in cash. The fund may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES

     BACKUP WITHHOLDING. The fund is required to withhold 31% of all dividends payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number or who otherwise are subject to backup withholding.


     CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains, if any) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer. If
the fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION


     CLASSES OF SHARES. A share of each class of the fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each class may differ with respect to distribution and/or service fees, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends and the proceeds of any liquidation of the fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B and C shares will differ.

     VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Corporation may elect all its board members. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Corporation will be voted separately, except when an aggregate vote of all the series is required by law.

     The fund does not hold annual meetings. There normally will be no meetings of shareholders to elect directors unless fewer than a majority of the directors holding office have been elected by shareholders. The directors are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 25% of the Corporation's outstanding shares.

     CLASS-SPECIFIC EXPENSES. The fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

     PRIOR NAMES. Prior to November 10, 1995, the Class C shares of the fund were called "Class D" shares.

     CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

     AUDITORS. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as independent accountants for the fund.

                              FINANCIAL STATEMENTS

     The fund's Annual Report to Shareholders for its last fiscal year ended February 29, 2000 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated herein by this reference.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUND AND ITS DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.


                                   -----------





                                                                    PaineWebber
                                                              Money Market Fund



                                      ------------------------------------------
                                            Statement of Additional Information
                                                                  June 30, 2000
                                      ------------------------------------------






                                                                PAINEWEBBER


(C)2000 Paine Webber Incorporated. All rights reserved.

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23. Exhibits

(1)      Restated Articles of Incorporation 1/
                                            -
(2)      Restated By-Laws 1/
                          -
(3)      Instruments defining the rights of holders of the Registrant's common stock 2/
               -
(4)      Investment Advisory and Administration Contract 1/
                                                         -
(5)      (a)      Distribution Contract with respect to Class A shares 1/
                                                                       -
         (b)      Distribution Contract with respect to Class B shares 1/
                                                                       -

         (c)      Distribution Contract with respect to Class C shares 3/
                                                                       -
         (d)      Distribution Contract with respect to Class Y shares 3/
                                                                       -
         (e)      PaineWebber Dealer Agreement with respect to Class A
                  shares 1/
                         -
         (f)      PaineWebber Dealer Agreement with respect to Class B
                  shares 1/
                         -
         (g)      PaineWebber Dealer Agreement with respect to Class C
                  shares 3/
                         -
         (h)      PaineWebber Dealer Agreement with respect to Class Y
                  shares 3/
                         -
(6)      Bonus, profit sharing or pension plans - none

(7)      Custodian Agreement 1/
                             -
(8)      Transfer Agency Agreement 1/
                                   -
(9)      Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Accountant's Consent (filed herewith)

(11)     Financial statements omitted from prospectus - none

(12)     Letter of investment intent 1/
                                     -

(13)     (a)      Plan of Distribution pursuant to Rule 12b-1 with respect to
                  Class A Shares 4/
                                 -
         (b)      Plan of Distribution pursuant to Rule 12b-1 with respect to
                  Class B Shares 4/
                                 -
         (c)      Plan of Distribution pursuant to Rule 12b-1 with respect to
                  Class C Shares 4/
                                 -
(14)     and

(27)     Financial Data Schedule (not applicable)

(15)     Plan pursuant to Rule 18f-3 5/
                                     -


(16) Code of Ethics for Registrant, its investment adviser and its principal distributor 6/
                               -

1/       Incorporated by reference from Post-Effective Amendment No. 34 to the
-        registration statement, SEC File No. 33-2524, filed June 29, 1998.

2/       Incorporated by reference from Articles Sixth, Seventh, Eighth,
- Eleventh and Twelfth of the Registrant's Restated Articles of Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's Restated By-Laws.

3/       Incorporated by reference from Post-Effective Amendment No. 28 to the
-        registration statement, SEC File No. 33-2524, filed July 1, 1996.

4/       Incorporated by reference from Post-Effective Amendment No. 35 to the
-        registration statement, SEC File No. 33-2524, filed November 23,
         1998.

5/       Incorporated by reference from Post-Effective Amendment No. 30 to the
-        registration statement, SEC File No. 33-2524, filed September 20, 1996.

6/       Incorporated by reference from Post-Effective Amendment No. 29 to the
-        registration statement of PaineWebber Mutual Fund Trust, SEC File No.
         2-98149, filed June 27, 2000.


Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

         None.

Item 25. Indemnification
         ---------------

         Article Eleventh of the Articles of Incorporation provides that the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages to the maximum extent permitted by applicable law. Article Eleventh also provides that any repeal or modification of Article Eleventh or adoption, or modification of any other provision of the Articles or By-Laws inconsistent with Article Eleventh shall not adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such repeal, modification or adoption.

         Article Eleventh of the Articles of Incorporation and Section 10.01 of
Article X of the By-Laws provide that the Registrant shall indemnify and advance expenses to its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the fullest extent permitted by law.

         Section 10.02 of Article X of the By-Laws further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a director, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or out of his or her status as such whether or not the Registrant would have the power to indemnify him or her against such liability.

         Section 9 of the Investment Advisory and Administration Contract ("Advisory Contract") provides that Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Section 9 further provides that any person, even though also an officer, partner, employee or agent of Mitchell Hutchins, who may be or become an officer, director, employee or agent of Registrant shall be deemed, when rendering services to the Registrant or acting with respect to any business of the Registrant, to be rendering such service to or acting solely for the Registrant and not as an officer, partner, employee, or agent or one under the control or direction of Mitchell Hutchins even though paid by it.

         Section 9 of each Distribution Contract provides that the Registrant will indemnify Mitchell Hutchins and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.

         Section 9 of each PaineWebber Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

         Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27. Principal Underwriters
         ----------------------

         a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

                  ALL-AMERICAN TERM TRUST, INC.
                  GLOBAL HIGH INCOME DOLLAR FUND, INC.

                  INSURED MUNICIPAL INCOME FUND, INC.
                  INVESTMENT GRADE MUNICIPAL INCOME FUND, INC.

                  MANAGED HIGH YIELD PLUS FUND INC.
                  MITCHELL HUTCHINS LIR MONEY SERIES
                  MITCHELL HUTCHINS PORTFOLIOS
                  MITCHELL HUTCHINS SECURITIES TRUST
                  MITCHELL HUTCHINS SERIES TRUST
                  PAINEWEBBER AMERICA FUND
                  PAINEWEBBER FINANCIAL SERVICES GROWTH FUND, INC. PAINEWEBBER INDEX TRUST
                  PAINEWEBBER INVESTMENT SERIES

                  PAINEWEBBER INVESTMENT TRUST
                  PAINEWEBBER INVESTMENT TRUST II
                  PAINEWEBBER MANAGED ASSETS TRUST
                  PAINEWEBBER MANAGED INVESTMENTS TRUST
                  PAINEWEBBER MASTER SERIES, INC.
                  PAINEWEBBER MUNICIPAL SERIES
                  PAINEWEBBER MUTUAL FUND TRUST
                  PAINEWEBBER OLYMPUS FUND
                  PAINEWEBBER SECURITIES TRUST
                  STRATEGIC GLOBAL INCOME FUND, INC.
                  2002 TARGET TERM TRUST, INC.

         b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as directors or officers of the Registrant.

                                                                                Position and Offices With Underwriter or
Name                                   Position With Registrant                 Dealer
----                                   ------------------------                 ------
Margo N. Alexander*                    Director and President                   Chairman, Chief Executive Officer and a Director
                                                                                of Mitchell Hutchins and an Executive Vice
                                                                                President and a Director of PaineWebber

Mary C. Farrell**                      Director                                 Managing Director, Senior Investment Strategist
                                                                                and member of the Investment Policy Committee of
                                                                                PaineWebber

Brian M. Storms*                       Director                                 President and Chief Operating Officer of
                                                                                Mitchell Hutchins

T. Kirkham Barneby*                    Vice President                           Managing Director and Chief Investment Officer -
                                                                                Quantitative Investments of Mitchell Hutchins

Thomas Disbrow***                      Vice President and Assistant Treasurer   First Vice President and a Senior Manager of the
                                                                                Mutual Fund Finance Department of Mitchell
                                                                                Hutchins

John J. Lee***                         Vice President and Assistant Treasurer   Vice President and a Manager of the Mutual Fund
                                                                                Finance Department of Mitchell Hutchins

Kevin J. Mahoney***                    Vice President and Assistant Treasurer   First Vice President and a Senior Manager of the
                                                                                Mutual Fund Finance Department of Mitchell
                                                                                Hutchins

Dennis McCauley*                       Vice President                           Managing Director and Chief Investment Officer -
                                                                                Fixed Income of Mitchell Hutchins

Ann E. Moran***                        Vice President and Assistant Treasurer   Vice President and a Manager of the Mutual Fund
                                                                                Finance Department of Mitchell Hutchins

                                                                                Position and Offices With Underwriter or
Name                                   Position With Registrant                 Dealer
----                                   ------------------------                 ------
Dianne E. O'Donnell**                  Vice President and Secretary             Senior Vice President and Deputy General Counsel
                                                                                of Mitchell Hutchins

Susan Ryan*                            Vice President                           Senior Vice President and a Portfolio Manager of
                                                                                Mitchell Hutchins

Paul H. Schubert***                    Vice President and Treasurer             Senior Vice President and Director of the Mutual
                                                                                Fund Finance Department of  Mitchell Hutchins

Nirmal Singh*                          Vice President                           Senior Vice President and a Portfolio Manager of
                                                                                Mitchell Hutchins

Barney A. Taglialatela ***             Vice President and Assistant Treasurer   Vice President and a Manager of the Mutual Fund
                                                                                Finance Department of Mitchell Hutchins

Mark A. Tincher*                       Vice President                           Managing Director and Chief Investment Officer -
                                                                                Equities of Mitchell Hutchins

Keith A. Weller**                      Vice President and Assistant Secretary   First Vice President and Associate General
                                                                                Counsel of Mitchell Hutchins

-----------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019.

*** This person's business address is Newport Center III, 499 Washington Blvd., Jersey City, New Jersey 07310-1998.

          c) None

Item 28.  Location of Accounts and Records
          --------------------------------

          The books and other documents required by paragraphs (b)(4), (c) and
          (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019 and Mitchell Hutchins, 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          None.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of June, 2000.

                                       PAINEWEBBER MASTER SERIES, INC.

                                       By:  /s/ Dianne E. O'Donnell
                                            ------------------------------------
                                                Dianne E. O'Donnell
                                                Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                                Date
---------                     -----                                ----

/s/ Margo N. Alexander        President and Director               June 27, 2000
---------------------------   (Chief Executive Officer)
Margo N. Alexander*

/s/ E. Garrett Bewkes, Jr.    Director and Chairman                June 27, 2000
---------------------------   of the Board of Directors
E. Garrett Bewkes, Jr.*

/s/ Richard Q. Armstrong      Director                             June 27, 2000
---------------------------
Richard Q. Armstrong*

/s/ Richard R. Burt           Director                             June 27, 2000
---------------------------
Richard R. Burt*

/s/ Mary C. Farrell           Director                             June 27, 2000
---------------------------
Mary C. Farrell*

/s/ Meyer Feldberg            Director                             June 27, 2000
---------------------------
Meyer Feldberg*

/s/ George W. Gowen           Director                             June 27, 2000
---------------------------
George W. Gowen*

/s/ Frederic V. Malek         Director                             June 27, 2000
---------------------------
Frederic V. Malek*

/s/ Carl W. Schafer           Director                             June 27, 2000
---------------------------
Carl W. Schafer*

/s/ Brian M. Storms           Director                             June 27, 2000
---------------------------
Brian M. Storms**

/s/ Paul H. Schubert          Vice President and Treasurer         June 27, 2000
---------------------------   (Chief Financial and Accounting
Paul H. Schubert              Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of PaineWebber RMA Tax-Free Fund, Inc., SEC File 2-78310, filed June 27, 1996.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 38 to the registration statement of PaineWebber Cashfund, Inc., SEC File 2-60655, filed May 28, 1999.

                         PAINEWEBBER MASTER SERIES, INC.

                                  EXHIBIT INDEX
                                  -------------
Exhibit
Number
------

         (1)      Restated Articles of Incorporation 1/
                                                     -
         (2)      Restated By-Laws 1/
                                   -
         (3) Instruments defining the rights of holders of the Registrant's common stock 2/
                               -
         (4)      Investment Advisory and Administration Contract 1/
                                                                  -
         (5)      (a) Distribution Contract with respect to Class A
                      shares 1/
                             -
                  (b) Distribution Contract with respect to Class B shares 1/
                                                                           -
                  (c) Distribution Contract with respect to Class C shares 3/
                                                                           -
                  (d) Distribution Contract with respect to Class Y shares 3/
                                                                           -

                  (e) PaineWebber Dealer Agreement with respect to Class A
                      shares 1/
                             -
                  (f) PaineWebber Dealer Agreement with respect to Class B
                      shares 1/
                             -
                  (g) PaineWebber Dealer Agreement with respect to Class C
                      shares 3/
                             -
                  (h) PaineWebber Dealer Agreement with respect to Class Y
                      shares 3/
                             -
         (6)      Bonus, profit sharing or pension plans - none

         (7)      Custodian Agreement 1/
                                      -
         (8)      Transfer Agency Agreement 1/
                                            -
         (9)      Opinion and consent of counsel (filed herewith)

         (10) Other opinions, appraisals, rulings and consents: Accountant's Consent (filed herewith)

         (11)     Financial statements omitted from prospectus - none

         (12)     Letter of investment intent 1/
                                              -
         (13)     (a)      Plan of Distribution pursuant to Rule 12b-1 with
                           respect to Class A Shares 4/
                                                     -
                  (b)      Plan of Distribution pursuant to Rule 12b-1 with
                           respect to Class B Shares 4/
                                                     -
                  (c)      Plan of Distribution pursuant to Rule 12b-1 with
                           respect to Class C Shares 4/
                                                     -
         (14)     and

         (27)     Financial Data Schedule (not applicable)

         (15)     Plan pursuant to Rule 18f-3 5/
                                              -

         (16) Code of Ethics for Registrant, its investment adviser and its principal distributor 6/
                                        -

1/       Incorporated by reference from Post-Effective Amendment No. 34 to the
-        registration statement, SEC File No. 33-2524, filed June 29, 1998.

2/       Incorporated by reference from Articles Sixth, Seventh, Eighth,
- Eleventh and Twelfth of the Registrant's Restated Articles of Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's Restated By-Laws.

3/       Incorporated by reference from Post-Effective Amendment No. 28 to the
-        registration statement, SEC File No. 33-2524, filed July 1, 1996.

4/       Incorporated by reference from Post-Effective Amendment No. 35 to the
-        registration statement, SEC File No. 33-2524, filed November 23, 1998.

5/       Incorporated by reference from Post-Effective Amendment No. 30 to the
-        registration statement, SEC File No. 33-2524, filed September 20, 1996.

6/       Incorporated by reference from Post-Effective Amendment No. 29 to the
-        registration statement of PaineWebber Mutual Fund Trust, SEC File No.
         2-98149, filed June 27, 2000.